UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  THIS FILING RELATES TO SECURITIES HOLDINGS REPORTED ON THE FORM
  13F FILED ON MAY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON
  THE DATES INDICATED IN THE TABLES BELOW.

  Report for the Calendar Year or Quarter Ended: June 30, 2001

  Check here if Amendment {x}; Amendment Number: __1__
      This Amendment (Check only one.):  { } is a restatement.
                                         {x} adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:

  /s/ Serena D. Moe         New York, New York    	March 26, 2004

  Report Type (Check only one.):
  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdinings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                       5
  Form 13F Information Table Entry Total:                 77
  Form 13F Information Table Value Total:	$775,253,000


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.  Form 13F File Number   	Name

   2   28-1876              	Associated Madison Companies, Inc.
  17   28-5154              	Citigroup Insurance Holding Corporation
				(f/k/a PFS Services, Inc.)
  35   28-1299             	The Travelers Insurance Company
  36   28-4152              	Travelers Property Casualty Corp.
				(f/k/a The Travelers Insurance Group Inc.)
  38   28-6022              	Tribeca Management LLC

                                                      FORM 13F INFORMATION TABLE AS OF JUNE 30, 2001:
                                      POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2002
                            	TITLE              	VALUE     SHARES/      INVSTMT      OTHER               VOTING AUTHORITY
      NAME OF ISSUER        	CLASS	CUSIP   	(X$1000)  PRN AMT      DSCRETN     MANAGERS        SOLE     SHARED     NONE
                                                                             (A) (B) (C)
-------------------------- 	-------	---------       -------   ---------  ----------- -------------  --------- --------- -----------
*** RTS ELAN CORP PLC		EQU	G29539148            94    429,100       x	 2,17,35,36,38			        429,100
*** AT&T CANADA INC		EQU	00207Q202	  1,117	    37,000	 X	 2,17,35,36,38			         37,000
*** ALLIANCE FOREST PROD INC	EQU	01859J108	    632	    40,000	 X	 2,17,35,36,38			         40,000
AMERICAN GENERAL CORP		EQU	026351106	 18,135	   384,300	 X	 2,17,35,36,38			        384,300
C R BARD INC NEW JERSEY		EQU	067383109	  4,311	    75,000	 X	 2,17,35,36,38			         75,000
DEAN FOODS CO			EQU	242361103	  6,030	   150,000	 X	 2,17,35,36,38			        150,000
DURAMED PHARMACEUTICALS INC	EQU	266354109	  3,484	   200,000	 X	 2,17,35,36,38			        200,000
FRANCHISE FIN CORP AMER		EQU	351807102	  5,040	   200,000	 X	 2,17,35,36,38			        200,000
GPU INC				EQU	36225X100	  8,055    225,000	 X	 2,17,35,36,38			        225,000
GALILEO INTERNATIONAL INC	EQU	363547100	  4,841	   150,000	 X	 2,17,35,36,38			        150,000
HOMESTAKE MINING CO		EQU	437614100	  1,550	   210,000	 X	 2,17,35,36,38			        210,000
IBP INC				EQU	449223106	  5,050	   200,000	 X	 2,17,35,36.38			        200,000
INVERNESS MEDICAL TECHNOLOGY	EQU	461268104	  1,850	    50,000	 X	 2,17,35,36,38			         50,000
MERISTAR HOSPITALITY CORP	EQU	58984Y103	  1,748	    75,000	 X	 2,17,35,36,38			         75,000
MINIMED INC			EQU	60365K108	 11,758	   250,000	 X	 2,17,35,36,38			        250,000
NEWPORT NEWS SHIPBUILDING INC	EQU	652228107	  1,533	    25,000	 X	 2,17,35,36,38			         25,000
RALSTON PURINA GROUP		EQU	751277302	 10,581	   350,000	 X	 2,17,35,36,38			        350,000
REMEDY CORP			EQU	759548100	  1,701	    50,000	 X	 2,17,35,36,38			         50,000
*** ROGERS WIRELESS COMM INC	EQU	775315104	  3,544	   199,100	 X	 2,17,35,36,38			        199,100
STRUCTURAL DYNAMICS RESH CORP	EQU	863555108	  5,924	   242,100	 X	 2,17,35,36,38			        242,100
TEXACO INC			EQU	881694103	 15,174	   225,000	 X	 2,17,35,36,38			        225,000
TOSCO CORPORATION NEW		EQU	891490302	 15,390	   350,000	 X	 2,17,35,36,38			        350,000
ULTRAMAR DIAMOND SHAMROCK CORP	EQU	904000106	 11,833	   250,000	 X	 2,17,35,36,38			        250,000
UNIGRAPHICS SOLUTIONS INC CL A 	EQU	904928108	    884	    28,500	 X	 2,17,35,36,38			         28,500
WILLAMETTE INDUSTRIES INC	EQU	969133107	  4,980	   100,000	 X	 2,17,35,36.38			        100,000
WISCONSIN CENTRAL TRANSPORTATI 	EQU	976592105	  5,040	   300,000	 X	 2,17,35,36,38			        300,000

TOTAL                                                   150,279


                                                     FORM 13F INFORMATION TABLE AS OF JUNE 30, 2001:
                                       POSITIONS FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON AUGUST 14, 2002
                            	TITLE              	VALUE    SHARES/    INVSTMT       OTHER               VOTING AUTHORITY
      NAME OF ISSUER        	CLASS	CUSIP          (X$1000) PRN AMT    DSCRETN       MANAGERS         SOLE     SHARED     NONE
                                                                           (A)  (B) (C)
-------------------------- 	-------	---------      -------- ---------  ------------ --------------  --------- --------- -----------
*** GLOBAL CROSSING CONV PFD	EQU	G3921A126	 1,021	     23,200	 X	 2,17,35,36,38				 23,200
*** GLOBAL CROSSING LTD 6.75X	EQU	G3921A134	17,944	    150,000	 X	 2,17,35,36,38	                        150,000
AFFILIATED MANAGERS GRP CONV	COR	008252AA6	10,106	 11,000,000	 X	 2,17,35,36,38	                     11,000,000
AKAMAI TECH CONV		COR	00971TAC5	 9,866	 21,047,000	 X	 2,17,35,36,38	                     21,047,000
ALLERGAN INC CONV		COR	018490AAO	 5,100	  8,000,000	 X	 2,17,35,36,38	                      8,000,000
ALLERGAN CONV ZERO CPN		COR	018490AB8	 1,275	  2,000,000	 X	 2,17,35,36,38	                      2,000,000
ALLIED RISER COMMUNICATIONS	COR	019496AA6	   588	  2,000,000	 X	 2,17,35,36,38	                      2,000,000
ATMEL CORP CV			COR	049513AD6	17,213	 45,000,000	 X	 2,17,35,36,38	                     45,000,000
CV THERAPEUTICS			COR	126667AB0	12,995	 12,495,000	 X	 2,17,35,36,38	                     12,495,000
CELL THERAPEUTIC INC CV		COR	150934AA5	 4,944	  5,000,000	 X	 2,17,35,36,38	                      5,000,000
CEPHALON INC CONV		COR	156708AB5	 4,605	  4,000,000	 X	 2,17,35,36,38	                      4,000,000
CHARTER COMM INC CONV		COR	16117MAA5	 7,514	  5,928,000	 X	 2,17,35,36,38	                      5,928,000
CHARTER COMM INC CV		COR	16117MAB3	22,906	 18,072,000	 X	 2,17,35,36,38	                     18,072,000
CHARTER COMMUNICATIONS INC	COR	16117MAC1	34,571	 31,500,000	 X	 2,17,35,36,38	                     31,500,000
CIENA CORP CONV			COR	171779AA9	 4,761	  6,500,000	 X	 2,17,35,36,38	                      6,500,000
COR THERAPEUTICS INDUSTRIAL	COR	217753AE2	 1,457	  1,500,000	 X	 2,17,30,36,38	                      1,500,000
CURAGEN CORP CONY		COR	23126RAA9	10,275	 12,000,000	 X	 2,17,35,36,38	                     12,000,000
DIME BANCORP INC NEW		EQU	25429Q102	 3,855	    100,000	 X	 2,17,35,36,38			        100,000
E TRADE GROUP			COR	269246AB0	35,031	 59,000,000	 X	 2,17,35,36,38	                     59,000,000
E TRADE GROUP INC CV		COR	269246AC8	 5,025	  6,000,000	 X	 2,17,35,36,38	                      6,000,000
ECHOSTAR COMMUNICATIONS CV	COR	278762AE9	 4,706	  5,000,000	 X	 2,17,35,36,38	                      5,000,000
EL PASO CORPORATION CONY	COR	28336LAA7	28,700	 70,000,000	 X	 2,17,35,36,38	                     70,000,000
FRANKLIN RES INC CONY		COR	354613AA9	18,160	 32,000,000	 X	 2,17,35,36,38	                     32,000,000
GLOBESPAN INC CONV		COR	379571AA0	 8,138	 10,000,000	 X	 2,17,35,36,38	                     10,000,000
IMCLONE SYS INC CV		COR	45245WAD1	 9,799	  9,000,000	 X	 2,17,35,36,38	                      9,000,000
INHALE THERAPEUTICS INC CONV	COR	457191AG9	 7,509	 11,250,000	 X	 2,17,35,36,38	                     11,250,000
INHALE THERAPEUTICS INC CONV	COR	457191AH7	14,184	 21,250,000	 X	 2,17,35,36,38	                     21,250,000
INTERLIANT INC CONV		COR	458742AA1	 1,631	  9,740,000	 X	 2,17,35,36,38	                      9,740,000
INTL RECTIFIER CONV		COR	460254AD7	 1,947	  2,500,000	 X	 2,17,35,36,38	                      2,500,000
INTL RECTIFIER CORP CONV	COR	460254AE5	 1,402	  1,800,000	 X	 2.17,35,36,38	                      1,800,000
LATTICE SEMICONDUCTOR CORP SUB 	COR	518415AC8	 6,869	  5,000,000	 X	 2,17,35,36,38	                      5,000,000
MARRIOTT INTL CONV		COR	571903AA1	14,100	 16,000,000	 X	 2,17,35,36,38	                     16,000,000
MERRILL LYNCH & CO CV		COR	590188A65	30,450	 60,000,000	 X	 2,17,35,36,38	                     60,000,000
NETWORK PLUS CONY PFD 7.50%	EQU	64122D605	   394	     50,000	 X	 2,17,35,36,38	                         50,000
PROVIDIAN FINANCIAL CORP CONV	COR	74406AAB8	 3,347	  7,500,000	 X	 2,17,35,36,38	                      7,500,000
REDBACK NETWORKS INC CV		COR	757209AB7	   302	    500,000	 X	 2,17,35,36,38	                        500,000
ROYAL CARIBBEAN CRUISES LTD	COR	780153AM4	38,356	 95,000,000	 X	 2,17,35,36,38	                     95,000,000
SPX CORP CV ZERO CPN-RULE 144A 	COR	784635AC8	16,350	 24,000,000	 X	 2,17,35,36,38	                     24,000,000
SANMINA CORP CV ZERO CPN	COR	800907AC1	 5,344	 15,000,000	 X	 2,17,35,36,38	                     15,000,000
SANMINA CORP CONV		COR	800907AD9	 8,906	 25,000,000	 X	 2,17,35,36,38	                     25,000,000
SEPRACOR INC SUB DEB CONV	COR	817315AH7	30,285	 36,000,000	 X	 2,17,35,36,38	                     36,000,000
SEPRACOR INC CONV		COR	817315AL8	54,428	 82,000,000	 X	 2,17,35,36,38			     82,000,000
SOLECTRON CORP CONV		COR	834182AL1	12,488	 30,000,000	 X	 2,17,35,36,38			     30,000,000
TYCO INTL LTD CONV		COR	902124AC0	 7,563	 10,000,000	 X	 2,17,35,36,38			     10,000,000
USTINTERNETWORKING INV CV SUB	COR	917311AH5	 4,514	 23,000,000	 X	 2,17,35,36,38			     23,000,000
VENATOR GROUP SUB NT CONV	COR	922944AA1	 5,969	  5,000,000	 X	 2,17,35,36,38			      5,000,000
VERIZON GLOBAL GDG CORP		COR	92343VAA2	66,066  121,500,000	 X	 2,17,35,36,38			    121,500,000
VIMPELCOM CONV			COR	927185AA6	 8,336	  9,500,000	 X	 2,17,35,36,38			      9,500,000
VISHAY INTERTECH CONV		COR	928298AC2	 1,877	  3,500,000	 X	 2,17,35,36,38			      3,500,000
WESTERN DIGITAL CORP CV S/D	COR	958102AH8	 1,327	  4,575,000	 X	 2,17,35,36,38			      4,575,000
XO COMMUNICATIONS INC CONV SUB 	COR	983764AA9	   475	  2,500,000	 X	 2,17,35,36,38			      2,500,000

TOTAL                                                  624,974